Leases - Schedule of Lease Costs (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Schedule of Lease Costs [Line Items]
Operating lease cost	$ 2,738	$ 2,759
Sublease income	(167)	(155)
Total lease cost	$ 2,571	$ 2,604
Weighted-average remaining lease term (years)	2 years 6 months	7 years	1 year
Weighted-average discount rate	8.40%	7.40%	7.50%